Goodwill and Other Acquired Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Acquired Intangible Assets

NOTE 11 – GOODWILL AND OTHER ACQUIRED INTANGIBLE ASSETS

Goodwill

Changes to the carrying amount of goodwill for the years ended December 31, 2013 and 2012 are provided in the following table.

(Dollars in thousands)
Balance, December 31, 2011	$369,811
Goodwill acquired during the year	32,420
Goodwill adjustment to correct an immaterial error	(359)

Balance, December 31, 2012	401,872
Goodwill acquired during the period	—

Balance, December 31, 2013	$401,872

The goodwill acquired during the year ended December 31, 2012 was a result of the Florida Gulf acquisition.

The goodwill adjustment in 2012 was a result of the Company’s revised goodwill recorded on its OMNI and Cameron acquisitions. The Company has recorded the adjustment to account for the impact of an immaterial error in accounting for its OMNI and Cameron acquisitions that resulted in a decrease in goodwill of $359,000. The Company revised its valuation of acquired deferred tax assets and property during the first quarter of 2012 as a result of information that existed at the acquisition date but was not available during the prior period. The error was identified in 2012 through the operation of the Company’s internal controls over financial reporting as it related to the Company’s acquisition accounting.

The Company performed the required annual goodwill impairment test as of October 1, 2013. During 2013, the Company performed a quantitative assessment to evaluate goodwill impairment and allocate goodwill to the operating segments described in Note 26 and detailed in the table below. The Company’s annual impairment test did not indicate impairment in any of the Company’s reporting units as of the testing date, and subsequent to that date, management is not aware of any events or changes in circumstances since the impairment test that would indicate that goodwill might be impaired.

At December 31, 2013, goodwill is allocated to the Company’s reportable segments as follows:

(Dollars in thousands)
IBERIABANK	$373,905
IMC	23,178
Lenders	4,789

$401,872

Prior to 2011, the Company recognized goodwill impairment of $9,681,000 at the Company’s LTC subsidiary based on a decrease in operating revenue and income, which resulted in the conclusion that the fair value of LTC may have been reduced below its carrying amount.

Title plant

The Company held title plant assets totaling $6,722,000 at both December 31, 2013 and 2012. No events or changes in circumstances occurred during 2013 or 2012 to suggest the carrying value of the title plant was not recoverable.

Intangible assets subject to amortization

Definite-lived intangible assets had the following carrying values as of the periods indicated:

	December 31, 2013			December 31, 2012
	Gross	Accumulated	Net	Gross	Accumulated	Net
(Dollars in thousands)	Carrying Amount	Amortization	Carrying Amount	Carrying Amount	Amortization	Carrying Amount
Core deposit intangibles	$45,406	$(30,784)	$14,622	$45,406	$(26,284)	$19,122
Customer relationship intangible asset	1,348	(631)	717	1,348	(410)	938

	$46,754	$(31,415)	$15,339	$46,754	$(26,694)	$20,060

The related amortization expense of purchase accounting intangible assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the year ended December 31:
2011	$5,121
2012	5,150
2013	4,720

Estimated amortization expense for the year ended December 31:
2014	$4,346
2015	3,546
2016	3,177
2017	1,694
2018	1,156
2019 and thereafter	1,420